Shareholder Report, Holdings (Details)	Jun. 30, 2024
Institutional Shares | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Institutional Shares | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Shares | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Shares | MasTec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Shares | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Shares | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Shares | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Shares | FormFactor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Shares | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Shares | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Shares | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Investor Shares | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Investor Shares | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Investor Shares | MasTec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Shares | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investor Shares | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investor Shares | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investor Shares | FormFactor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Investor Shares | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Investor Shares | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Investor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investor Shares | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retirement Shares | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Retirement Shares | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Retirement Shares | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Retirement Shares | MasTec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Retirement Shares | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retirement Shares | Clean Harbors, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Retirement Shares | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Retirement Shares | FormFactor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Retirement Shares | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Retirement Shares | Kirby Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Retirement Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Retirement Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Retirement Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Retirement Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Retirement Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Retirement Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Retirement Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Retirement Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Retirement Shares | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Retirement Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Shares | Applied Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Institutional Shares | Marubeni Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Shares | GFL Environmental, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Shares | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Shares | Voltamp Transformers Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Shares | Camtek Ltd./Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares | Denison Mines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Shares | Alphawave IP Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Shares | VIKING HOLDINGS Ltd. ORD SHS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Shares | Munters Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Institutional Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Institutional Shares | India
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Institutional Shares | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Institutional Shares | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Institutional Shares | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Institutional Shares | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Institutional Shares | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Shares | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Shares | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Shares | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Investor Shares | Applied Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Investor Shares | Marubeni Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Investor Shares | GFL Environmental, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investor Shares | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Investor Shares | Voltamp Transformers Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Investor Shares | Camtek Ltd./Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investor Shares | Denison Mines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Investor Shares | Alphawave IP Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Investor Shares | VIKING HOLDINGS Ltd. ORD SHS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Investor Shares | Munters Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Investor Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Investor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Investor Shares | India
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Investor Shares | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Investor Shares | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Investor Shares | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Investor Shares | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Investor Shares | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Investor Shares | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Investor Shares | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investor Shares | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Retirement Shares | Applied Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Retirement Shares | Marubeni Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Retirement Shares | GFL Environmental, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Retirement Shares | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Retirement Shares | Voltamp Transformers Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Retirement Shares | Camtek Ltd./Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Retirement Shares | Denison Mines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Retirement Shares | Alphawave IP Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Retirement Shares | VIKING HOLDINGS Ltd. ORD SHS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Retirement Shares | Munters Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Retirement Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Retirement Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Retirement Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Retirement Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Retirement Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Retirement Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Retirement Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Retirement Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Retirement Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Retirement Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Retirement Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Retirement Shares | India
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Retirement Shares | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Retirement Shares | Canada
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Retirement Shares | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Retirement Shares | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Retirement Shares | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Retirement Shares | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Retirement Shares | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Retirement Shares | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.40%